UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 33.8%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	200,000		$205,250
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	450,000		453,375
IHO Verwaltungs GmbH, Senior Secured Bonds	4.125%	9/15/21	420,000		422,709	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	420,000		412,650	(a)(b)

Total Auto Components					1,493,984

Diversified Consumer Services - 0.1%
Wesleyan University, Bonds	4.781%	7/1/2116	680,000		647,006

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	130,000		135,450	(a)
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	2,032,000	GBP	2,677,554	(c)

Total Hotels, Restaurants & Leisure					2,813,004

Household Durables - 0.2%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	590,000		611,156
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		320,800
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		190,000	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		301,875	(a)

Total Household Durables					1,423,831

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		401,954
Netflix Inc., Senior Bonds	5.500%	2/15/22	320,000		342,800
Netflix Inc., Senior Bonds	5.875%	2/15/25	530,000		575,050

Total Internet & Direct Marketing Retail					1,319,804

Media - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000		301,963	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,310,000		4,532,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	3,280,000		3,852,504
Comcast Corp., Senior Notes	6.500%	11/15/35	640,000		821,912
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		717,987
Time Warner Cable LLC, Debentures	7.300%	7/1/38	190,000		232,601
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	200,000		228,837
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	450,000		483,754
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	300,000		301,011	(a)

Total Media					11,472,577

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,207,260

Specialty Retail - 0.0%
PetSmart Inc., Senior Notes	7.125%	3/15/23	170,000		167,025	(a)

TOTAL CONSUMER DISCRETIONARY					20,544,491

CONSUMER STAPLES - 1.9%
Beverages - 1.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	4,800,000		4,813,752
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	210,000		219,831
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	4,980,000		5,329,123

Constellation Brands Inc., Senior Notes	4.750%	11/15/24	210,000		224,364
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,022,779	(a)

Total Beverages					11,609,849

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 0.4%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	$144,301	(c)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	2,955,714	(c)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	630,000		661,771
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		320,400	(a)

Total Food Products					4,082,186

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000		237,870
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,290,000		1,498,854

Total Tobacco					1,736,724

TOTAL CONSUMER STAPLES					17,428,759

ENERGY - 7.1%
Energy Equipment & Services - 0.5%
Ensco PLC, Senior Notes	8.000%	1/31/24	288,000		298,823	(a)
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000		986,605
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000		1,338,625
Halliburton Co., Senior Notes	5.000%	11/15/45	1,590,000		1,702,464

Total Energy Equipment & Services					4,326,517

Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000		483,148
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	670,000		753,700
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,260,000		1,216,042
Apache Corp., Senior Notes	4.750%	4/15/43	2,060,000		2,107,448
Apache Corp., Senior Notes	4.250%	1/15/44	2,260,000		2,198,745
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	440,000		272,800	*(d)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000		1,199,250	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000		80,400
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000		128,335
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	60,000		55,800
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	980,000		940,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,310,000		1,354,540
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	140,000		142,800	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	760,000		790,400	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000		2,237,311
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000		31,791
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000		541,489
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	2,600,000		2,460,588
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000		2,465,925
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000		2,470,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000		1,681,368
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	670,000		670,000
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000		948,300
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000		1,232,741
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.625%	5/1/21	740,000		754,800
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000		1,004,625
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	930,000		946,275	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,040,000		1,245,863

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	$538,190
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	551,924
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	399,979
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	340,000	354,025
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000	0	*(e)(f)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	240,000	246,408	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	427,800	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	190,000	178,600	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,111,336
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	524,216
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	280,000	286,300
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	330,000	338,250
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	1,070,000	1,125,155
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	131,653
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	790,000	765,602
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,150,000	1,023,845
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	2,680,000	2,090,400
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,990,000	1,866,620
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	450,000	378,135
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,729,750
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000	368,150
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000	198,500	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	870,000	846,684
Rice Energy Inc., Senior Notes	6.250%	5/1/22	470,000	487,625
Rice Energy Inc., Senior Notes	7.250%	5/1/23	490,000	525,525
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,212,450	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	190,000	200,688
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	515,000	525,300
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	350,000	336,000
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000	2,268,449	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	398,618	358,756	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	320,000	320,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,770,000	1,743,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000	895,850
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000	1,224,938	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000	1,730,103
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000	1,457,775
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000	1,376,375

Total Oil, Gas & Consumable Fuels				61,560,890

TOTAL ENERGY				65,887,407

FINANCIALS - 14.9%
Banks - 12.6%
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	2/16/17	1,400,000	1,123,500	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000	1,878,178	(c)(g)(h)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000	1,872,500	(c)(g)(h)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	4,490,000	4,680,825	(g)(h)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	950,000	932,187	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	4,080,000	4,259,520	(g)(h)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	940,000	1,008,150	(g)(h)
Bank of America Corp., Senior Notes	5.000%	1/21/44	6,070,000	6,584,517
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000	6,213,819
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000	448,950
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	1,320,000	1,386,000	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	690,000	698,625	(a)(g)(h)
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000	668,071	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000	1,775,512
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,840,000	1,918,200
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	1,910,000	1,864,637	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000	$1,756,550	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	12,960,000	13,183,560	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000	1,176,433
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000	856,951
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000	1,963,660
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000	1,612,301
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,820,000	1,950,951
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000	469,171
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,990,000	2,312,862
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,030,000	1,094,993	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	570,000	565,012	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000	861,075	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,330,000	1,370,683
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,090,000	1,094,375
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000	185,106	(a)
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	2,550,000	2,688,860
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,430,000	1,476,475	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000	1,445,161
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000	1,141,786
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000	420,602
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,890,000	11,855,222
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000	669,868	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,800,000	1,809,540	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	3,610,000	3,608,549	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/3/17	13,597,000	13,427,037	(g)(h)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	1,867,000	1,984,854	(g)(h)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000	2,287,131
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000	5,082,274
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	520,000	520,866
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	1,371,716

Total Banks				117,556,815

Capital Markets - 1.3%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,700,000	3,733,415
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/3/17	149,000	119,647	(g)(h)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	3/3/17	96,000	77,040	(g)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000	590,745
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	617,683
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,095,481
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	4,747,992

Total Capital Markets				11,982,003

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000	285,000
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	1,022,016
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000	350,550	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000	616,200	(a)

Total Consumer Finance				2,273,766

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000	$349,287
ILFC E-Capital Trust I, Junior Subordinated Notes	4.670%	12/21/65	740,000	649,784	(a)(g)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	707,072
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	52,673	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	692,290	(a)

Total Diversified Financial Services				2,451,106

Insurance - 0.4%
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,060,000	1,106,587
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,884,981	(a)

Total Insurance				3,991,568

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	620,000	596,750	(a)

TOTAL FINANCIALS				138,852,008

HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.3%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	1,192,800
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	1,012,050	(a)

Total Health Care Equipment & Supplies				2,204,850

Health Care Providers & Services - 0.3%
Centene Corp., Senior Notes	4.750%	5/15/22	290,000	294,350
Centene Corp., Senior Notes	6.125%	2/15/24	180,000	191,250
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	601,991
DaVita Inc., Senior Notes	5.000%	5/1/25	820,000	800,320
HCA Inc., Senior Bonds	5.375%	2/1/25	140,000	142,800
HCA Inc., Senior Notes	5.875%	2/15/26	440,000	457,600
HCA Inc., Senior Secured Notes	5.250%	6/15/26	80,000	83,400
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	400,000	397,000

Total Health Care Providers & Services				2,968,711

Pharmaceuticals - 1.4%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	70,000	69,016
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	2,000,000	1,720,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	1,040,000	941,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	870,000	762,338	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	840,000	729,750	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,440,000	1,090,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	2,920,000	2,222,850	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	7,560,000	5,660,550	(a)

Total Pharmaceuticals				13,196,504

TOTAL HEALTH CARE				18,370,065

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	180,000	180,000	(a)

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,930,000	2,012,025	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - 0.2%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	387,380		$400,938	(a)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	750,000	GBP	1,068,458	(c)

Total Airlines					1,469,396

Commercial Services & Supplies - 0.2%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000		727,950
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000		433,062
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000		322,013

Total Commercial Services & Supplies					1,483,025

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	5.875%	1/14/38	870,000		1,092,197

Road & Rail - 0.1%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	820,000	GBP	1,336,123

TOTAL INDUSTRIALS					7,572,766

INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	290,000		134,125	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	800,000		848,400	(a)

Total IT Services					982,525

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	1,640,000		1,644,100	(a)

Software - 0.4%
Microsoft Corp., Senior Notes	3.300%	2/6/27	2,930,000		2,930,694
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,500,000		1,372,268

Total Software					4,302,962

Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc., Senior Notes	3.850%	8/4/46	1,630,000		1,514,959
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000		2,561,641	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	2,080,000		2,164,741	(a)

Total Technology Hardware, Storage & Peripherals					6,241,341

TOTAL INFORMATION TECHNOLOGY					13,170,928

MATERIALS - 0.8%
Chemicals - 0.1%
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	480,000		498,779	(a)

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	680,000		686,375	(a)

Metals & Mining - 0.6%
Arconic Inc., Senior Notes	5.870%	2/23/22	780,000		837,642
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	2,440,000		2,766,960	(a)(g)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	510,000		591,600	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	900,000		897,300
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	730,000		744,600	(a)

Total Metals & Mining					5,838,102

TOTAL MATERIALS					7,023,256

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,880,000		1,767,467
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000		418,000
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	360,000		282,600
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000		496,200
Telefonica Emisiones SAU, Senior Notes	4.570%	4/27/23	700,000		740,220
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	1,590,000		1,864,685
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	2,680,000		3,249,500
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,643,000		3,259,829

Total Diversified Telecommunication Services					12,078,501

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	870,000	$911,325	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000	965,700
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000	91,800
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000	591,300	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000	696,719

Total Wireless Telecommunication Services				3,256,844

TOTAL TELECOMMUNICATION SERVICES				15,335,345

UTILITIES - 1.1%
Electric Utilities - 0.6%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,914,642	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	3,150,000	4,105,187

Total Electric Utilities				6,019,829

Independent Power and Renewable Electricity Producers - 0.5%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472	4,286,896

TOTAL UTILITIES				10,306,725

TOTAL CORPORATE BONDS & NOTES (Cost - $309,913,402)				314,491,750

ASSET-BACKED SECURITIES - 2.3%
Aegis Asset Backed Securities Trust, 2003-3 M2	3.231%	1/25/34	668,933	615,299	(g)
CIT Mortgage Loan Trust, 2007-1 1M1	2.256%	10/25/37	5,190,000	4,589,135	(a)(g)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	1.041%	8/25/36	760,000	634,719	(g)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000	1,664,700	(a)(f)
EMC Mortgage Loan Trust, 2005-A M1	1.406%	5/25/43	390,000	330,994	(a)(g)
Nelnet Student Loan Trust, 2008-3 A4	2.575%	11/25/24	2,195,360	2,243,707	(g)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	1.246%	9/25/35	1,160,000	995,657	(g)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	1.121%	8/25/36	2,160,000	1,766,424	(g)
SLM Student Loan Trust, 2006-1 A5	1.148%	7/26/21	2,020,000	1,947,383	(g)
SLM Student Loan Trust, 2008-4 A4	2.688%	7/25/22	1,502,047	1,530,159	(g)
SLM Student Loan Trust, 2008-5 A4	2.738%	7/25/23	1,486,039	1,515,273	(g)
Wells Fargo Home Equity Trust, 2005-3 M7	1.921%	11/25/35	4,109,000	3,536,888	(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $20,979,886)				21,370,338

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
American Home Mortgage Assets, 2006-6 A1A	0.961%	12/25/46	720,360	513,804	(g)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.329%	5/25/35	777,249	76,736	(g)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.708%	4/10/49	1,060,000	1,029,609	(g)
Banc of America Funding Corp., 2015-R3 2A2	0.714%	2/27/37	4,118,338	2,590,208	(a)(g)
Banc of America Funding Corp., 2015-R4 6A3	0.896%	8/27/36	3,150,000	2,286,084	(a)(g)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.247%	12/15/19	1,000,000	975,208	(a)(g)
Bear Stearns ALT-A Trust, 2004-12, Class 1M1	1.701%	1/25/35	2,521,769	2,259,501	(g)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.222%	6/11/50	250,000	248,791	(g)
BLCP Hotel Trust, 2014-CLMZ M	6.496%	8/15/29	986,790	985,470	(a)(g)
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.168%	11/15/21	4,350,000	4,443,482	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	4.829%	5/25/37	3,909,647	$603,425	(g)
Countrywide Alternative Loan Trust, 2005-J04 M2	1.716%	7/25/35	500,000	451,495	(g)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.173%	6/15/38	561,266	297,471	(g)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.784%	6/27/46	747,582	711,461	(a)(g)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.158%	3/15/17	1,000,000	975,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	8.721%	5/25/25	1,604,883	1,767,344	(g)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.290%	5/25/18	7,912,807	32,410	(g)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2	6.021%	10/25/23	1,140,000	1,282,604	(g)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2	5.171%	1/25/24	400,000	436,415	(g)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2	5.756%	7/25/25	1,870,000	2,044,352	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1	6.516%	7/25/29	3,400,000	3,587,000	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2	4.316%	7/25/29	4,590,000	4,633,789	(a)(g)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	120,000	75,712	(g)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.951%	7/25/47	1,725,108	1,103,522	(g)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.361%	6/25/36	365,360	273,657	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.928%	4/17/45	540,000	419,613	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,110,000	754,800
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	182,250	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	691,000	589,078	(g)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	1,057,472	919,998	(g)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.247%	9/15/45	270,000	236,476	(g)
Lehman Mortgage Trust, 2006-8 4A2, IO	6.994%	12/25/36	1,107,407	285,800	(g)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.459%	1/25/37	1,507,452	419,362	(g)
Lehman Mortgage Trust, 2007-2 2A12, IO	5.919%	2/25/37	1,071,725	291,856	(g)
Lehman Mortgage Trust, 2007-4 2A2, IO	5.899%	5/25/37	3,112,025	877,722	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	939,577	831,526	(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.182%	9/12/49	260,000	182,529	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	921,108	705,782
Morgan Stanley Re-remic Trust, 2015-R6 1B	1.016%	7/26/45	2,270,499	986,197	(a)(g)
Nomura Resecuritization Trust, 2015-6R 3A5	0.946%	5/26/46	2,300,000	1,376,614	(a)(g)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	4.829%	6/25/36	1,426,364	214,044	(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	235,133	222,161
Residential Asset Securitization Trust, 2005-A15 2A11, IO	4.779%	2/25/36	2,474,263	429,062	(g)
Sequoia Mortgage Trust, 2004-3 M1	1.527%	5/20/34	281,268	262,639	(g)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.521%	10/25/24	460,000	503,043	(g)

UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.885%	5/10/63	310,000	205,726	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.885%	5/10/63	550,000	257,340	(a)(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	1.171%	6/25/35	192,761	144,999	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $46,168,893)				44,983,167

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA) (Cost - $916,383)	3.500%	3/13/47	900,000		$917,824	(i)

MUNICIPAL BONDS - 0.8%
Alabama - 0.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	700,000		820,547

California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	710,000		757,996

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	850,000		822,239

Illinois - 0.2%
Illinois State, GO	5.100%	6/1/33	2,350,000		2,151,260
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,050,000		925,176

Total Illinois					3,076,436

Michigan - 0.1%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		506,848

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bonds	6.561%	12/15/40	820,000		896,662

New York - 0.1%
Port Authority of New York & New Jersey, Taxable	4.823%	6/1/45	840,000		883,210

TOTAL MUNICIPAL BONDS (Cost - $7,912,147)					7,763,938

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.0%
Japan - 5.0%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,894,400,000	JPY	17,532,973
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	948,100,000	JPY	8,854,587
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	2,179,062,340	JPY	20,437,756

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $50,129,656)					46,825,316

SENIOR LOANS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Inc., Exit Term Loan (Cost - $152,760)	8.000%	5/6/19	156,264		156,264	(j)(k)

SOVEREIGN BONDS - 22.4%
Argentina - 2.0%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		926,500	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		1,962,514	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	25,820,000	ARS	1,678,782
Republic of Argentina, Bonds	18.200%	10/3/21	26,390,000	ARS	1,760,694
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,370,000		2,520,495	(a)
Republic of Argentina, Senior Notes	5.625%	1/26/22	3,450,000		3,456,900	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,870,000		1,952,280	(a)

Republic of Argentina, Senior Notes	8.280%	12/31/33	2,874,178		3,039,443
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,040,000		1,028,040	(a)

Total Argentina					18,325,648

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 2.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	23,349,000	BRL	$7,285,346
Federative Republic of Brazil, Notes	10.000%	1/1/23	17,226,000	BRL	5,284,644
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		12,585,600
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,730,000		1,678,100

Total Brazil					26,833,690

China - 0.9%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	288,844	(c)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,523,143	(c)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	1,243,748	(c)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,438,109	(c)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,238,818	(c)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	277,651	(c)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	740,150	(c)

Total China					8,750,463

Colombia - 0.8%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,356,000		7,797,360

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	2,000,000		2,245,000	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	2,000,000		2,110,000	(a)

Total Ecuador					4,355,000

Indonesia - 0.8%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	3,359,000,000	IDR	263,820
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	90,990,000,000	IDR	6,933,707

Total Indonesia					7,197,527

Italy - 5.7%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	33,400,000	EUR	35,703,465
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	6,705,000	EUR	9,307,751	(c)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	7,820,000	EUR	8,344,811	(c)

Total Italy					53,356,027

Mexico - 5.7%
United Mexican States, Senior Bonds	7.750%	11/23/34	35,420,000	MXN	1,665,136
United Mexican States, Senior Bonds	7.750%	11/13/42	1,091,365,400	MXN	50,913,778

Total Mexico					52,578,914

Russia - 3.1%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,729,642,000	RUB	29,040,648

TOTAL SOVEREIGN BONDS (Cost - $235,003,086)					208,235,277

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.4%
U.S. Government Obligations - 19.4%
U.S. Treasury Bonds	2.875%	5/15/43	220,000		213,065
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		12,989,868
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		5,973,702
U.S. Treasury Bonds	3.000%	5/15/45	65,540,000		64,784,783
U.S. Treasury Bonds	3.000%	11/15/45	38,950,000		38,473,758
U.S. Treasury Bonds	2.250%	8/15/46	17,490,000		14,710,734
U.S. Treasury Bonds	2.875%	11/15/46	21,090,000		20,361,741

U.S. Treasury Notes	2.250%	12/31/23	21,570,000		21,585,164
U.S. Treasury Notes	1.500%	8/15/26	1,440,000		1,323,900

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $184,106,946)					180,416,715

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.5%
U.S. Treasury Notes, Inflation Indexed (Cost - $13,863,194)	0.125%	4/15/21	13,860,288	$14,056,286

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Corp. (Cost - $1,874,559)			85,348	990,037	*(f)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (Cost - $398,161)	6.691%		15,225	391,283	(g)

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
Australian Dollar Futures, Call @ $87.00		3/3/17	158	790
Australian Dollar Futures, Call @ $88.00		3/3/17	143	715
Australian Dollar Futures, Put @ $74.00		3/3/17	28	7,560
Australian10-Year Futures, Put @ 96.20AUD		3/14/17	290	2
British Pound Futures, Put @ $102.00		3/3/17	68	425
British Pound Futures, Put @ $102.50		3/3/17	19	119
Canadian Dollar Futures, Call @ $74.00		2/3/17	54	152,820
Canadian Dollar Futures, Call @ $76.00		3/3/17	28	35,280
Canadian Dollar Futures, Call @ $78.00		3/3/17	28	8,680
Euro Bobl Futures, Put @ 129.25EUR		2/24/17	353	1,905
Euro Bund Futures, Call @ 169.00EUR		2/24/17	2,221	23,976
Japanese Yen Futures, Put @ $87.00		3/3/17	28	19,250
Japanese Yen Futures, Put @ $88.00		3/3/17	56	63,700
Japanese Yen Futures, Put @ $94.00		3/3/17	26	173,225
U.S. Dollar/Japanese Yen, Put @ 105.00JPY		2/21/17	7,993,591	537,313
U.S. Dollar/Mexican Peso, Put @ 20.06MXN		3/29/17	8,670,000	91,009
U.S. Dollar/Mexican Peso, Put @ 20.51MXN		4/6/17	10,510,000	198,229
U.S. Dollar/Mexican Peso, Put @ 20.52MXN		4/6/17	8,020,000	153,006
U.S. Dollar/Mexican Peso, Put @ 20.58MXN		4/4/17	17,250,000	347,035
U.S. Treasury 5-Year Notes Futures, Put @ $114.00		2/24/17	1,026	8,016
U.S. Treasury 5-Year Notes Futures, Put @ $114.25		2/24/17	7,075	55,277
U.S. Treasury 10-Year Notes Futures, Call @ $131.00		2/24/17	76	76
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		2/24/17	53	53
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		2/24/17	7,182	7,182
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		2/24/17	224	336,000
U.S. Treasury Long-Term Bonds Futures, Put @ $135.00		2/24/17	2,766	2,766

TOTAL PURCHASED OPTIONS (Cost - $1,614,297)				2,224,409

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $873,033,370)				842,822,604

			SHARES
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $26,271,344)	0.461%		26,271,344	26,271,344

TOTAL INVESTMENTS - 93.5% (Cost - $899,304,714#)				869,093,948
Other Assets in Excess of Liabilities - 6.5%				60,483,634

TOTAL NET ASSETS - 100.0%				$929,577,582

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	The coupon payment on these securities is currently in default as of January 31, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2017, the Fund held TBA securities with a total cost of $916,383.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS/ NOTIONAL AMOUNT	VALUE
Australian Dollar Futures, Call	2/3/17	$73.00		27	$75,330
Australian Dollar Futures, Call	2/3/17	74.00		55	99,000
Australian Dollar Futures, Put	2/3/17	74.00		28	420
Australian Dollar Futures, Put	3/3/17	72.00		61	4,270
Australian Dollar Futures, Put	3/3/17	75.00		56	28,560
British Pound Futures, Call	3/3/17	127.00		56	36,050
Canadian Dollar Futures, Call	2/3/17	76.00		120	110,400
Canadian Dollar Futures, Call	3/3/17	76.50		56	52,640
Canadian Dollar Futures, Call	3/3/17	77.00		112	76,160
Euro Bund Futures, Put	2/24/17	162.00	EUR	55	52,842
Japanese Yen Futures, Call	2/3/17	89.00		164	104,550
Japanese Yen Futures, Call	2/3/17	87.00		64	153,600
Japanese Yen Futures, Call	2/3/17	88.00		182	247,975
Japanese Yen Futures, Call	3/3/17	89.00		106	161,650
Japanese Yen Futures, Call	3/3/17	87.00		55	163,625
Japanese Yen Futures, Call	3/3/17	88.00		162	352,350
Japanese Yen Futures, Put	2/3/17	83.00		27	169
Japanese Yen Futures, Put	2/3/17	84.00		81	506

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS/ NOTIONAL AMOUNT	VALUE
Japanese Yen Futures, Put	2/3/17	86.00		18	675
Japanese Yen Futures, Put	2/3/17	87.00		84	9,450
Japanese Yen Futures, Put	3/3/17	84.00		16	2,000
Japanese Yen Futures, Put	3/3/17	85.00		97	21,825
Japanese Yen Futures, Put	3/3/17	86.00		223	89,200
U.S. Dollar/Brazilian Real, Put	2/15/17	3.55	BRL	1,710,000	209,735
U.S. Dollar/Mexican Peso, Call	3/7/17	21.22	MXN	8,872,000	135,378
U.S. Dollar/Mexican Peso, Put	2/10/17	19.66	MXN	15,790,000	10,169
U.S. Dollar/Mexican Peso, Put	2/14/17	19.91	MXN	9,330,000	20,209
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	120.00		320	7,500
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	119.00		166	14,266
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	118.25		278	71,672
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	117.75		808	385,063
U.S. Treasury 5-Year Notes Futures, Put	2/24/17	116.50		163	8,914
U.S. Treasury 5-Year Notes Futures, Put	2/24/17	117.50		167	43,055
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	124.50		12	8,062
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	128.00		186	8,719
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	127.50		506	31,625
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	127.00		904	84,750
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	126.00		604	122,688
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	125.50		732	217,313
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	125.00		827	374,734
U.S. Treasury 10-Year Notes Futures, Put	2/24/17	123.00		288	54,000
U.S. Treasury 10-Year Notes Futures, Put	2/24/17	124.00		155	72,656
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	152.00		7	7,547
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	158.00		161	17,609
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	156.00		297	69,609
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	155.00		215	73,906
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	153.00		248	186,000
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	154.00		414	207,000
U.S. Treasury Long-Term Bonds Futures, Put	2/24/17	148.00		82	43,562
U.S. Treasury Long-Term Bonds Futures, Put	2/24/17	149.00		110	89,375

TOTAL WRITTEN OPTIONS (Premiums received - $5,863,654)					$4,418,363

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$65,887,407	$0	*	$65,887,407
Other Corporate Bonds & Notes	—	248,604,343	—		248,604,343
Asset-Backed Securities	—	19,705,638	1,664,700		21,370,338
Collateralized Mortgage Obligations	—	44,008,167	975,000		44,983,167
Mortgage-Backed Securities	—	917,824	—		917,824
Municipal Bonds	—	7,763,938	—		7,763,938
Non-U.S. Treasury Inflation Protected Securities	—	46,825,316	—		46,825,316
Senior Loans	—	—	156,264		156,264
Sovereign Bonds	—	208,235,277	—		208,235,277
U.S. Government & Agency Obligations	—	180,416,715	—		180,416,715
U.S. Treasury Inflation Protected Securities	—	14,056,286	—		14,056,286
Common Stocks	—	—	990,037		990,037
Preferred Stocks	$391,283	—	—		391,283
Purchased Options	871,934	1,352,475	—		2,224,409

Total Long-Term Investments	1,263,217	837,773,386	3,786,001		842,822,604

Short-Term Investments†	26,271,344	—			26,271,344

Total Investments	$27,534,561	$837,773,386	$3,786,001		$869,093,948

Other Financial Instruments:
Futures Contracts	6,191,299	—	—		6,191,299
Forward Foreign Currency Contracts	—	10,485,290	—		10,485,290
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	25,399	—		25,399
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	346,116	—		346,116
Centrally Cleared Interest Rate Swaps	—	29,578,710	—		29,578,710
OTC Interest Rate Swaps‡	—	1,544,407	—		1,544,407

Total Other Financial Instruments	$6,191,299	$41,979,922	—		$48,171,221

Total	$33,725,860	$879,753,308	$3,786,001		$917,265,169

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$4,042,872	$375,491	—		$4,418,363
Futures Contracts	2,723,116	—	—		2,723,116
Forward Foreign Currency Contracts	—	6,434,690	—		6,434,690
Centrally Cleared Interest Rate Swaps	—	6,471,069	—		6,471,069

Total	$6,765,988	$13,281,250	—		$20,047,238

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,288,942
Gross unrealized depreciation	(47,499,708)

Net unrealized depreciation	$(30,210,766)

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	104	6/17	$25,653,275	$25,680,200	$26,925
90-Day Eurodollar	1,163	3/18	286,759,155	286,039,850	(719,305)
90-Day Eurodollar	809	12/18	198,820,592	198,255,563	(565,029)
Australian 10-Year Bonds	279	3/17	26,953,874	27,146,691	192,817
Canadian Dollar	36	3/17	2,655,882	2,765,700	109,818
Euro	1	3/17	133,141	135,263	2,122
Euro BTP	246	3/17	35,164,063	34,764,059	(400,004)
Euro-Bobl	354	3/17	50,836,412	50,802,079	(34,333)
Mexican Peso	359	3/17	8,579,422	8,562,150	(17,272)
U.S. Treasury 5-Year Notes	7,714	3/17	908,282,020	909,227,489	945,469
U.S. Treasury Long-Term Bonds	2,759	3/17	414,435,122	416,177,906	1,742,784
U.S. Treasury Ultra Long-Term Bonds	461	3/17	74,332,601	74,076,938	(255,663)

					1,028,329

Contracts to Sell:
90-Day Eurodollar	1,434	3/17	354,745,739	354,646,125	99,614
Australian Dollar	251	3/17	18,592,955	19,020,780	(427,825)
British Pound	40	3/17	3,135,620	3,147,750	(12,130)
Euro Buxl	145	3/17	26,986,221	26,171,392	814,829
Euro-Bund	2,043	3/17	359,241,802	357,564,422	1,677,380
Japanese 10-Year Bonds	51	3/17	67,874,672	67,698,875	175,797
Japanese Yen	163	3/17	17,987,139	18,099,113	(111,974)
U.S. Treasury 10-Year Notes	4,181	3/17	520,807,588	520,403,844	403,744
U.S. Treasury Ultra 10-Year Notes	71	3/17	9,486,863	9,525,094	(38,231)
United Kingdom Long Gilt Bonds	298	3/17	46,295,505	46,436,855	(141,350)

					2,439,854

Net unrealized appreciation on open futures contracts					$3,468,183

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,000,000	USD	7,486,115	Bank of America N.A.	2/13/17	$73,279
EUR	1,000,000	USD	1,074,866	Bank of America N.A.	2/13/17	5,047
EUR	19,187,688	USD	20,416,813	Bank of America N.A.	2/13/17	304,230
GBP	1,000,000	USD	1,244,767	Bank of America N.A.	2/13/17	13,454
GBP	1,410,000	USD	1,766,475	Bank of America N.A.	2/13/17	7,616
JPY	3,425,547,418	USD	29,936,008	Bank of America N.A.	2/13/17	410,845

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	26,242,172	USD	1,342,407	Bank of America N.A.	2/13/17	$(85,951)
PLN	3,220,604	USD	824,698	Bank of America N.A.	2/13/17	(20,662)
TRY	17,450,000	USD	4,565,314	Bank of America N.A.	2/13/17	44,071
USD	27,518,870	CNY	187,481,384	Bank of America N.A.	2/13/17	276,600
USD	30,310,330	EUR	27,187,688	Bank of America N.A.	2/13/17	949,980
USD	2,729,306	GBP	2,210,000	Bank of America N.A.	2/13/17	(51,362)
USD	250,154	GBP	200,000	Bank of America N.A.	2/13/17	(1,491)
USD	33,307,218	JPY	3,425,547,418	Bank of America N.A.	2/13/17	2,960,365
USD	1,263,498	MXN	26,242,172	Bank of America N.A.	2/13/17	7,042
USD	5,547,034	NOK	45,350,000	Bank of America N.A.	2/13/17	48,309
USD	790,848	PLN	3,220,604	Bank of America N.A.	2/13/17	(13,188)
USD	4,565,374	TRY	17,450,000	Bank of America N.A.	2/13/17	(44,011)
EUR	4,000,000	USD	4,450,480	Citibank N.A.	2/13/17	(130,826)
EUR	4,000,000	USD	4,300,040	Citibank N.A.	2/13/17	19,614
EUR	2,000,000	USD	2,085,690	Citibank N.A.	2/13/17	74,137
EUR	47,253,386	USD	50,206,723	Citibank N.A.	2/13/17	822,845
JPY	50,000,000	USD	457,983	Citibank N.A.	2/13/17	(15,034)
JPY	70,000,000	USD	637,057	Citibank N.A.	2/13/17	(16,928)
JPY	100,000,000	USD	904,824	Citibank N.A.	2/13/17	(18,926)
JPY	533,011,365	USD	4,658,913	Citibank N.A.	2/13/17	63,023
NOK	45,350,000	USD	5,541,977	Citibank N.A.	2/13/17	(43,252)
USD	4,453,520	EUR	4,000,000	Citibank N.A.	2/13/17	133,866
USD	57,641,261	EUR	51,853,386	Citibank N.A.	2/13/17	1,644,091
USD	1,507,274	EUR	1,400,000	Citibank N.A.	2/13/17	(4,605)
USD	7,321,239	JPY	753,011,365	Citibank N.A.	2/13/17	650,327
CAD	7,230,000	USD	5,410,045	Royal Bank of Canada	2/13/17	146,735
USD	12,603	CAD	16,527	Royal Bank of Canada	2/13/17	(100)
USD	5,491,314	CAD	7,213,473	Royal Bank of Canada	2/13/17	(52,763)
AUD	13,237,017	USD	9,971,975	UBS AG	2/13/17	64,303
USD	9,287,208	AUD	12,129,011	UBS AG	2/13/17	91,018
USD	356,610	AUD	473,002	UBS AG	2/13/17	(2,019)
USD	135,172	AUD	181,001	UBS AG	2/13/17	(2,063)
USD	133,244	AUD	181,001	UBS AG	2/13/17	(3,991)
USD	37,931	AUD	51,001	UBS AG	2/13/17	(738)
USD	161,592	AUD	222,001	UBS AG	2/13/17	(6,728)
MXN	97,578,000	USD	4,705,956	Barclays Bank PLC	2/14/17	(34,666)
ARS	8,720,000	USD	530,091	Citibank N.A.	2/15/17	14,848
ARS	42,865,000	USD	2,621,713	Citibank N.A.	2/15/17	57,051
ARS	65,560,000	USD	4,153,310	JPMorgan Chase & Co.	2/15/17	(56,267)
MXN	52,510,353	USD	2,489,244	Citibank N.A.	2/16/17	23,828
USD	2,395,000	MXN	49,155,699	Citibank N.A.	3/9/17	49,594
USD	435,000	MXN	8,925,461	Citibank N.A.	3/9/17	9,132
JPY	1,700,000,000	USD	14,503,882	Goldman Sachs Group Inc.	3/15/17	573,826
USD	2,280,000	MXN	47,875,440	Goldman Sachs Group Inc.	3/31/17	2,966
USD	4,313,000	MXN	93,322,007	Goldman Sachs Group Inc.	4/6/17	(121,686)
USD	2,651,754	MXN	57,268,602	Bank of America N.A.	4/10/17	(68,087)
USD	2,044,572	MXN	44,152,540	Barclays Bank PLC	4/10/17	(52,352)
MXN	26,242,172	USD	1,251,851	Bank of America N.A.	4/20/17	(7,343)
PLN	3,220,604	USD	790,150	Bank of America N.A.	4/20/17	13,128
TRY	17,450,000	USD	4,484,535	Bank of America N.A.	4/20/17	43,471
USD	20,483,010	EUR	19,187,688	Bank of America N.A.	4/20/17	(304,131)
USD	1,769,494	GBP	1,410,000	Bank of America N.A.	4/20/17	(7,533)
USD	30,026,274	JPY	3,425,547,418	Bank of America N.A.	4/20/17	(408,038)
CAD	8,745,000	USD	6,669,387	Barclays Bank PLC	4/20/17	56,568
RUB	1,681,326,308	USD	27,387,625	Barclays Bank PLC	4/20/17	61,766
USD	10,881,907	CNY	76,031,884	Barclays Bank PLC	4/20/17	(110,996)
USD	1,282,026	CNY	9,037,000	Barclays Bank PLC	4/20/17	(24,569)
USD	42,410,384	KRW	51,042,169,086	Barclays Bank PLC	4/20/17	(1,539,097)
USD	3,143,193	RUB	189,951,000	Barclays Bank PLC	4/20/17	42,046
EUR	8,921,912	USD	9,520,197	Citibank N.A.	4/20/17	145,430
GBP	7,090,953	USD	8,673,157	Citibank N.A.	4/20/17	263,587
IDR	95,258,018,000	USD	7,062,951	Citibank N.A.	4/20/17	19,451
INR	2,145,189,625	USD	31,040,220	Citibank N.A.	4/20/17	245,469

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,722,435	CNY	145,461,135	Citibank N.A.	4/20/17	$(308,744)
USD	50,372,110	EUR	47,253,386	Citibank N.A.	4/20/17	(820,238)
USD	52,850,287	JPY	6,082,486,696	Citibank N.A.	4/20/17	(1,189,630)
USD	4,672,858	JPY	533,011,365	Citibank N.A.	4/20/17	(62,688)
USD	9,939,077	MXN	217,327,860	Citibank N.A.	4/20/17	(367,475)
USD	576,305	MXN	12,409,000	Citibank N.A.	4/20/17	(12,179)
USD	2,228,656	MXN	47,503,800	Citibank N.A.	4/20/17	(24,163)
USD	977,610	PLN	4,062,948	Citibank N.A.	4/20/17	(35,764)
USD	249	SGD	357	Citibank N.A.	4/20/17	(4)
USD	7,811,038	TWD	250,500,000	Citibank N.A.	4/20/17	(200,116)
USD	4,405,967	BRL	14,475,806	Goldman Sachs Group Inc.	4/20/17	(99,914)
CAD	7,213,473	USD	5,495,694	Royal Bank of Canada	4/20/17	52,332
USD	9,956,408	AUD	13,237,017	UBS AG	4/20/17	(64,372)

Total						$4,050,600

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT*[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	$10,270,000		12/20/21	1.000% quarterly	$160,527	$109,640	$50,887
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	1,457,857	EUR	12/20/19	5.000% quarterly	127,534	106,608	20,926
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	6,141,712	EUR	12/20/20	5.000% quarterly	595,759	341,491	254,268

InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	2,000,000	EUR	6/20/21	5.000% quarterly	189,951	169,916	20,035

Total					$1,073,771	$727,655	$346,116

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$126,690,000		2/26/18	3-Month LIBOR-quarterly	0.771% semi-annually	—	$(647,828)
Chicago Mercantile Exchange	87,230,000		6/27/18	3-Month LIBOR-quarterly	0.907% semi-annually	—	(521,562)
Chicago Mercantile Exchange	143,280,000	CAD	1/25/19	1.120% semi-annually	3-Month Canadian CDOR-BA semi-annually	—	(30,861)
Chicago Mercantile Exchange	109,750,000		1/27/19	3-Month LIBOR-quarterly	1.510% semi-annually	—	42,661
Chicago Mercantile Exchange	51,490,000		10/17/19	3-Month LIBOR-quarterly	1.138% semi-annually	—	(693,945)
Chicago Mercantile Exchange	94,940,000		6/1/21	3-Month LIBOR-quarterly	1.340% semi-annually	—	(2,252,797)
Chicago Mercantile Exchange	11,560,000		6/13/21	3-Month LIBOR-quarterly	1.185% semi-annually	—	(354,402)
Chicago Mercantile Exchange	50,600,000		6/27/21	3-Month LIBOR-quarterly	1.220% semi-annually	—	(1,500,131)
Chicago Mercantile Exchange	27,200,000		8/31/22	1.897% semi-annually	3-Month LIBOR-quarterly	—	226,514
Chicago Mercantile Exchange	351,689,000		11/30/22	1.900% semi-annually	3-Month LIBOR-quarterly	$(121,231)	3,691,943
Chicago Mercantile Exchange	60,032,000		5/15/23	1.267% semi-annually	3-Month LIBOR-quarterly	21,854	3,061,418
Chicago Mercantile Exchange	64,256,000		5/15/23	1.500% semi-annually	3-Month LIBOR-quarterly	(11,855)	2,415,500
Chicago Mercantile Exchange	7,484,570,000	JPY	9/20/23	0.023% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	522,424
Chicago Mercantile Exchange	1,384,780,000	JPY	7/22/24	0.678% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	(469,543)
Chicago Mercantile Exchange	74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR-quarterly	—	3,921,164
Chicago Mercantile Exchange	47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR-quarterly	—	2,506,746
Chicago Mercantile Exchange	11,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR-quarterly	1,531	768,105
Chicago Mercantile Exchange	28,731,000		11/15/41	1.737% semi-annually	3-Month LIBOR-quarterly	(25,237)	5,168,300
Chicago Mercantile Exchange	36,936,000		2/15/42	1.930% semi-annually	3-Month LIBOR-quarterly	(11,644)	5,302,532
Chicago Mercantile Exchange	27,850,000		11/4/45	2.591% semi-annually	3-Month LIBOR-quarterly	—	530,379
Chicago Mercantile Exchange	536,800,000	JPY	5/9/46	0.641% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	306,252
Chicago Mercantile Exchange	828,000,000	JPY	7/26/46	0.330% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	1,114,772

Total						$(146,582)	$23,107,641

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	$13,214,000	12/20/21	5.000% quarterly	$(831,987)	$(857,386)	$25,399

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487	%**	—	$1,544,407

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment received at maturity.

†	Percentage shown is an annual percentage rate.

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2017